Reg. ICA No. 811-
                                                               File No. 33-91428
      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 8, 1996

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                        Pre-Effective Amendment No. 1                        |_|

                        Post-Effective Amendment No.                         |_|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        |X|

                               Amendment No. 1                               |_|


                          LM CAPITAL INVESTMENTS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              152 West 57th Street
                            New York, New York 10019
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 956-3100

                           Susan Penry-Williams, Esq.
                              Louis S. Citron, Esq.
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                919 Third Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Mr. Leslie M. Corley
                              152 West 57th Street
                            New York, New York 10019

         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.
               ---------------------------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              CROSS-REFERENCE SHEET


                  (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                             LM CAPITAL ACCESS FUND
                           LM CAPITAL TRUE VALUE FUND
                          LM CAPITAL INTERNATIONAL FUND




           Item Number
           Form N-1A,
             Part A                           Prospectus Caption

                1                             Front Cover Page

              2(a)                            Summary

               (b)                            Summary

              3(a)                            Not Applicable

               (b)                            Not Applicable

               (c)                            Summary

               (d)                            Not Applicable

              4(a)                            General Information;
                                              Investment Objectives,
                                              Policies & Risks

               (c)                            Investment Objectives,
                                              Policies & Risks; Additional
                                              Investment Strategies,
                                              Policies & Risks

               5(a)                           Management and Operations
                                              of the Funds

               (b)                            Management and Operations
                                              of the Funds

               (c)                            Management and Operations
                                              of the Funds

               (d)                            Management and Operations
                                              of the Funds

               (e)                            Management and Operations
                                              of the Funds

           Item Number
           Form N-1A,
             Part A                           Prospectus Caption

               (f)                            Management and Operations
                                              of the Funds

               (g)                            Management and Operations
                                              of the Funds

              6(a)                            General Information

               (b)                            Not Applicable

               (c)                            Not Applicable

               (d)                            Not Applicable

               (e)                            Cover Page

               (f)                            Dividends, Distributions and
                                              Tax Matters

               (g)                            Dividends, Distributions and
                                              Tax Matters

              7(a)                            How to Purchase Shares

               (b)                            Terms and Conditions of
                                              Purchase

               (c)                            Terms and Conditions of
                                              Purchase; Reduced Initial
                                              Sales Charge

               (d)                            How to Purchase Shares

               (e)                            Not Applicable

               (f)                            Management and Operations
                                              of the Funds

              8(a)                            How to Redeem Shares

               (b)                            How to Redeem Shares

               (c)                            Not Applicable

               (d)                            How to Redeem Shares

                9                             Not Applicable

                             LM CAPITAL ACCESS FUND
                           LM CAPITAL TRUE VALUE FUND
                          LM CAPITAL INTERNATIONAL FUND


        Item Number                  Statement of Additional
          Part B                       Information Caption

        10                                Front Cover Page

        11                                Front Cover Page

        12                                Not Applicable

        13                                Investment Strategies and Risks;
                                          Investment Restrictions

        14                                The Management of the Funds

        15(a)                             Not Applicable

         (b)                              Not Applicable

         (c)                              Not Applicable

        16(a)                             Investment Adviser and
                                          Advisory Agreement

         (b)                              Investment Adviser and
                                          Advisory Agreement

         (c)                              Distribution Agreement and
                                          Distribution and Service Plans

         (d)                              See Prospectus - Management and
                                          Operations of the Funds

        (e)                               Investment Adviser and Advisory
                                          Agreement

         (f)                              Distribution Agreement and
                                          Distribution and Service Plans

        (g)                               Not Applicable

        Item Number
        Form N-1A,                        Statement of Additional
          Part B                          Information Caption

         (h)                              See Prospectus - General Information

         (i)                              Not Applicable

        17                                Portfolio Transactions and Brokerage

        18                                Description of the Fund

        19(a)                             Additional Purchase and Redemption
                                          of Shares

        (b)                               Computation of Net Asset Value

                 (c)                     Not Applicable

                 20                      Tax Matters

                 21(a)                   Distribution Agreement and
                                         Distribution and Service Plan

                  (b)                    Not Applicable

                  (c)                    Not Applicable

                 22                      Performance Calculation

                 23                      Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             LM CAPITAL MUTUAL FUNDS

                             LM CAPITAL ACCESS FUND

                           LM CAPITAL TRUE VALUE FUND

                          LM CAPITAL INTERNATIONAL FUND

                          LM CAPITAL INVESTMENTS, INC.
                 152 WEST 57TH STREET, NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------



About This Prospectus              This   Prospectus   sets  forth   information
                                   concerning LM Capital Investments, Inc., an open-end management investment company that currently offers shares through three series of mutual funds (the "Mutual Funds"). Each of the Mutual Funds is a series of LM Capital
                                   Investments, Inc.:


                                   LM CAPITAL ACCESS FUND (the "ACCESS FUND"), a money market mutual fund; LM CAPITAL TRUE
                                   VALUE FUND (the "TRUE VALUE FUND"), a U.S. equities mutual fund; and LM CAPITAL INTERNATIONAL FUND (the "INTERNATIONAL FUND"), an international mutual fund.


                                   This Prospectus, dated , 1996, is designed to provide you information that you should know before investing, and to help you decide if the Access Fund, the True Value Fund or the International Fund meet your investment objectives. Please read this Prospectus carefully before investing and keep it for future reference. A Statement of Additional Information, dated , 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 1-800-37-LMCAP (1-800-375-6227).


Investment Objectives              The ACCESS FUND's investment  objective is to
                                   provide    maximum    current   income   from
                                   short-term  money  market   securities  while
                                   preserving capital and maintaining liquidity.


                                   The TRUE VALUE FUND'S investment objective is to provide long-term growth of capital. The True Value Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of common stocks believed to be undervalued in the market place.

                                   The INTERNATIONAL FUND'S investment objective is to provide long-term growth of capital. The International Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of equity securities of companies located primarily outside the United States which are considered to have strong earnings momentum.

                                   AN INVESTMENT IN THE MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
                                   INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE ACCESS FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.


--------------------------------------------------------------------------------


                                   LIKE ALL MUTUAL FUNDS THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                         Summary
                            The Funds
                            Purchasing Shares
                            Summary of Fund Expenses
                            The Investment Adviser
                            Exchange Privileges, Distributions, Redeeming Shares
                         Investment Objectives, Policies & Risks
                            LM Capital Access Fund
                            LM Capital True Value Fund
                            LM Capital International Fund
                            Risk Considerations
                         Additional Investment Strategies, Policies & Risks Management and Operations of the Funds
                         How to Purchase Shares
                         How to Redeem Shares
                         Terms and Conditions of Purchase
                         Reduced Initial Sales Charge
                         Dividends, Distributions and Tax Matters
                         General Information



--------------------------------------------------------------------------------



                                    SUMMARY

The Funds                 LM   Capital    Investments,    Inc.    ("LM   Capital
                          Investments") is a Maryland  corporation  organized as
                          an open-end,  series,  management  investment company.
                          Currently,   LM  Capital   Investments   offers  three
                          separate  series  funds:  LM Capital  Access Fund (the
                          "Access Fund"),  LM Capital True Value Fund (the "True
                          Value  Fund") and LM Capital  International  Fund (the
                          "International Fund") (collectively, the "Funds").



PURCHASING SHARES         Shares of the Funds are offered by this  Prospectus at
                          net asset value plus any applicable initial sales charge. With regard to the True Value Fund and the International Fund, the minimum initial investment is $2,500 and the minimum additional investment is $250;
                          the minimum initial and additional investment through an Individual Retirement Account is $250. With regard to the Access Fund, the minimum initial and additional investment is $250. The Distributor of the Funds' shares is LM Capital Securities, Inc. ("LM Capital
                          Securities" or the "Distributor").

                          Investors who make their initial investment directly through participating securities dealers may have their "free-credit" cash balances automatically invested in Access Fund shares. See "How to Purchase Shares."

SUMMARY OF FUND EXPENSES  The expense summary below was developed for use by all mutual funds to help an investor make investment decisions. This expense information should be considered along with other important information in this Prospectus, including each Fund's investment objective.

                          A. SHAREHOLDER TRANSACTION EXPENSES

                                                                             Access    Value    Int'll

                          Sales Charge Imposed on Purchases                  none       4.50%   4.50%
                          Sales Charge Imposed on Reinvested Dividends       none      none     none
                          Deferred Sales Charge Imposed on Redemptions       none      none     none
                          Redemption Fee                                     none      none     none
                          Exchange Fee                                       none      none     none

                          B. ESTIMATED ANNUAL FUND OPERATING EXPENSES

                          (as a percentage of average net assets)    Access     Value         Int';
                          --- - ---------- -- ------- --- -----------------------------------------
                          Advisory Fee*.                              .%      1.50%           1.50%
                          12b-1 Fee                                   .%       .25%            .25%
                          Other Expenses**                            .%       .%              .%
                          Total  Fund Operating Expenses              .%       .%              .%

                          * As a result of distribution fees, a long-term shareholder in the True Value and the International Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.

                          **These expenses include legal fees,  accounting fees,
                          transfer  agent,   administrative  fees,   shareholder
                          servicing fees, and custodial fees.

                          C. EXAMPLE: You would pay the following expenses on a $1,000 investment in a Fund, assuming (1) a 5% annual return and (2) full redemption at the end of each time period:

                                                               One     Three
                                                               Year    Years

                                       Access Fund             $       $
                                       True Value Fund         $       $
                                       International Fund      $       $


                          THE 5% RETURN AND EXPENSES SHOULD NOT BE CONSIDERED INDICATIONS OF ACTUAL OR EXPECTED FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.


                          EXPLANATION OF TABLE: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in a Fund would bear directly or indirectly. "Shareholder Transaction Expenses" represent charges paid when an investor purchases, redeems or exchanges shares of a Fund. The "Estimated Annual Fund Operating Expenses" summary shows the advisory fee, Rule 12b-1 fee and other operating expenses incurred by each Fund. The "Example" set forth above assumes that all dividends and other distributions are reinvested and that the percentages under "Estimated Annual Fund Operating Expenses" remain the same in the years shown.

THE INVESTMENT ADVISER    LM   Capital   Corporation   ("LM   Capital"   or  the
                          "Investment  Adviser") serves as the Funds' investment
                          adviser.  Under  the terms of each  Fund's  Investment
                          Advisory  Agreement  (the "Advisory  Agreement"),  the
                          Investment  Adviser supervises all aspects of a Fund's
                          operations and provides  investment  advisory services
                          to the Fund. As compensation  for these services,  the
                          Investment Adviser receives a fee based on each Fund's
                          respective   average  daily  net  assets.  LM  Capital
                          currently   manages   partnerships  for  institutional
                          investors which invest in closely held leveraged buyout investments and publicly traded securities. See
                          "Management of the Funds."



EXCHANGE PRIVILEGES       Shareholders  of a Fund may exchange  their shares for
                          the shares of any of the other Funds, subject to the policies and procedures set forth in this Prospectus.
                          See "How to Redeem Shares - Exchange Privilege."

DISTRIBUTIONS             The Access Fund  declares  dividends  on a daily basis
                          and  pays  them  monthly.  The  True  Value  Fund  and
                          International Fund currently declare and pay dividends
                          from net  investment  income,  if any, on a semiannual
                          basis,  and make  distributions  of  realized  capital
                          gains,  if any,  on an  annual  basis.  Dividends  and
                          distributions  of the Funds  may be paid by check,  or
                          reinvested   in   additional   shares  of  the  Funds,
                          including, subject to certain conditions, in shares of a Fund other than the Fund making the distribution.
                          See "Dividends, Distributions and Tax Matters."



REDEEMING SHARES          Shareholders  may  redeem  all or a  portion  of their
                          shares at net asset value at any time and without charge. See "How to Redeem Shares."

                          PERFORMANCE The Funds may advertise total return, which presents its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. To illustrate the components of overall performance, the Funds may separate their cumulative and average annual returns into income results and capital gains or losses.


                          Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of a Fund's investments, the Fund's maturity and the operating expense ratio of the Fund. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund.


                          From time to time, the Funds or its affiliates may provide information including, but not limited to, general economic conditions, comparative performance data and rankings with respect to comparable investments for the same period and for unmanaged market indices such as the Dow Jones Industrial Average and the Standard and Poor's 500, and
                          information from recognized independent sources including Investors Business Daily, Money, Forbes, Lipper Analytical Services, Inc, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Services, Frank Russell Company, Mutual Fund Values, Morningstar, Mutual Fund Forecaster, Barron's, The
                          Wall Street Journal, Private Equity Analyst and Schabacker Investment Management, Inc.


                          The performance of the Funds will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                          INVESTMENT OBJECTIVES, POLICIES & RISKS


                          The investment objective of each Fund is deemed to be fundamental and may not be changed without the approval of a majority of the Fund's outstanding shares (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")). Each Fund's investment policies are non-fundamental and may be changed by a majority of the Fund's Board of Directors. Individuals considering the purchase of shares of a Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that a Fund will attain its investment objective.

LM CAPITAL ACCESS FUND    The ACCESS FUND'S  investment  objective is to provide
                          maximum current income from short-term money market securities while preserving capital and maintaining liquidity.


                          To achieve its investment objective, the Access Fund invests at least 80% of its assets in: (1) obligations issued, or guaranteed as to interest and principal, by the government of the United States or any agency or instrumentality thereof; (2) U.S. dollar denominated time deposits, certificates of deposit and bankers' acceptances of U.S. banks and their London and Nassau branches and of U.S. branches of foreign banks, provided that the bank has total assets of at least one billion dollars; (3) commercial paper of U.S. corporations; or (4) repurchase agreements under which the Fund may acquire an underlying debt instrument for a relatively short period subject to the obligation of the seller to repurchase, and of the Access Fund to resell, at a fixed price. The Access Fund will enter into repurchase agreements only with commercial banks and dealers in U.S. government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement.

                          The Access Fund will limit its investments to securities with remaining maturities of 397 days or less and maintain a dollar-weighted average maturity of 90 days or less. In addition, the Access Fund may purchase only high quality securities that present minimal credit risks. To meet this quality criterion, a short-term security must be either a U.S. government security or considered a "first-tier" security. First tier securities have received the highest rating by at least two nationally recognized statistical rating organizations ("NRSOs"), or, if only rated by one NRSO, are rated in the highest rating category by that NRSO, or, if unrated, are determined by LM Capital (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. See Appendix A of the Statement of Additional Information for information concerning debt ratings. The Access Fund does not invest in derivatives.


LM CAPITAL TRUE VALUE     The  TRUE  VALUE  FUND'S  investment  objective  is to
   FUND                   provide  long-term  growth of capital.  The True Value
                          Fund  seeks to  achieve  its  objective  by  investing
                          primarily in a diversified  portfolio of common stocks
                          believed to be  undervalued  in the market place.  The
                          True   Value  Fund  also   invests  in  closely   held
                          securities  which have limited  marketability in order
                          to   participate  in  leveraged   buyout   investments
                          arranged or  identified by the  Investment  Adviser as
                          having   the   potential   for   significant   capital
                          appreciation. The True Value Fund will limit its investments in leveraged buyout securities and other illiquid investments to 15% of its net assets.


                          To achieve its objectives, the True Value Fund intends to invest no less than 65% of its total assets in common stock of United States companies with a low ratio market price to earnings or assets. Such companies may possess valuable franchises or strong market position that, the Investment Adviser believes, currently are not valued by the public into the price of such companies. Such companies could also be in businesses which the public market does not accord premium value due to earnings disappointment or lack of industry popularity, or because such investments are in young, growing, or emerging companies which the Investment Adviser believes face better prospects or favor in the marketplace. The Investment Adviser seeks to make investments in companies that have socially responsible policies concerning equal employment opportunity and environmental matters, that contribute to the quality of life, and that rate well in terms of product safety and employee relations.


                          While the True Value Fund invests primarily in common stocks, it also has the ability to purchase convertible securities and investment grade, as well as non-investment grade, debt obligations that may produce capital appreciation. The Fund will limit its investments in non-investment grade debt, commonly known as "junk bonds", to less than 35 % of its net assets. "Investment grade" securities are those rated within the four highest quality grades as determined by Moody's or S&P. Securities rated Aaa by Moody's and AAA by S&P are judged to be of the best quality and carry the smallest degree of risk. Securities rated Baa by Moody's and BBB by S&P lack high quality investment characteristics and, in fact, have speculative characteristics as well.

                          Finally, the True Value Fund may invest up to 20% of its total assets in common stock of foreign companies or purchase American Depository Receipts (ADRs), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund also may invest up to 5% of its net assets in repurchase agreements which are fully collateralized by obligations of the U.S. government or obligations of its agencies or instrumentalities, or short-term money market securities.

LM CAPITAL INTERNATIONAL  The INTERNATIONAL  FUND'S  investment  objective is to
  FUND provide long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of companies located primarily outside the United States which are considered to have the potential for strong earnings momentum. A company will be deemed by the Investment Adviser to have the potential for strong earnings momentum if the Investment Adviser believes such company is likely to benefit from changes or trends brought about by social, economic, technological, demographic and legislative developments. The International Fund also invests in closely held securities which have limited marketability in order to participate in leveraged buyout investments arranged or identified by the Investment Adviser as having the potential for significant capital appreciation. The International Fund will limit its investment in leveraged buyout securities and other illiquid investments to 15% of its net assets.

                          To achieve its objective, the International Fund will invest at least 80% of its total assets in equity securities in companies outside the United States. Under normal market conditions, equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks (including American Depository Receipts ("ADRs") and European Depository Receipts
                          ("EDRs") for such securities), special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country, convertible preferred stocks, and convertible investment grade instruments.


                          In addition, the International Fund may invest up to 20% of its total assets in equity securities of companies located in emerging market countries. An emerging market is any country that the World Bank has determined to have a low or middle income economy and may include every country in the world except the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Belgium, Denmark, France, Germany, Great Britain, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.


                          The International Fund generally will seek to diversify its investments broadly among issuers in many countries. However, the Fund will under normal market conditions be invested at all times in equity securities of companies located in at least three countries outside of the United States. The Fund may invest a substantial portion of its assets in one or more of such countries.

RISK CONSIDERATIONS       An  investor  should  be aware  that  there  are risks
                          associated  with  certain  investment  techniques  and
                          strategies   employed  by  the  True  Value  Fund  and
                          International   Fund,   including  those  relating  to
                          investments  in foreign  securities.  Risks related to
                          investment in foreign  securities include among others
                          currency  fluctuations,  expropriation,  confiscation,
                          diplomatic  developments,   social  instability,   and
                          withholding  dividends  at the  source.  The  emerging
                          markets in which the International Fund invests expose
                          an investor to additional risks, including: (i) a lack
                          of liquidity and increased price volatility due to the
                          small  size  of  the
                          markets for securities;  (ii) national  policies which
                          restrict investments in issuers;  (iii) the absence of
                          developed  legal  structures   governing   private  or
                          foreign investment and private property; and (iv) currency blockage. In addition, the True Value Fund and the International Fund invest in securities that may not be popular during certain market cycles, and may be subject to volatile price changes.



                          The True Value Fund will invest in debt instruments that may deemed to be below investment grade. These instruments (i) entail greater risks of untimely interest and principal payments, default, and price volatility than investment grade securities, (ii) may present problems of liquidity and valuation, and (iii) are less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate development. See Appendix A of the Statement of Additional Information for more information concerning debt ratings.



                          With regard to the Access Fund, an investment in the Access Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. See "Additional Investment Strategies, Policies & Risks" in this Prospectus.


                          ADDITIONAL INVESTMENT STRATEGIES, POLICIES & RISKS

BORROWING                 The Funds may borrow funds for  temporary  purposes by
                          entering into reverse repurchase agreements.  Pursuant
                          to such  agreements,  the Funds  would sell  portfolio
                          securities to financial institutions such as banks and
                          broker-dealers,  and  agree  to  repurchase  them at a
                          mutually   agreed-upon   date   and   price.   Reverse
                          repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

                          The Funds also may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings.

SECURITIES LENDING        In order to generate additional income, the Funds may,
                          from time to time, lend their portfolio  securities to
                          broker-dealers,  banks or  institutional  borrowers of
                          securities.  Although  the Funds will receive at least
                          100%   collateral   in  the   form  of  cash  or  U.S.
                          government, lending securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy.

REPURCHASE AGREEMENTS     Each  of  the   Funds  may   enter   into   repurchase
                          agreements.  Pursuant  to such  agreements,  the Funds
                          would  buy   portfolio   securities   from   financial
                          institutions such as banks and broker dealers, and agree to sell them at a mutually agreed-upon price.
                          The Funds will not invest in repurchase agreements with maturities in excess of seven days.

WHEN-ISSUED AND DELAYED The Funds may purchase securities on a when issued DELIVERY PURCHASES AND basis and may purchase or sell securities prices and
SALES OF SECURITIES       or/secure  a  favorable  rate  of  return.  When  such
                          transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date which may be a month or more after the date of the transaction. The market value for securities purchased in this manner may change before the delivery date, which could affect the market value of the Fund's assets. Ordinarily, the Funds will not earn interest on securities purchased before they are delivered.

ILLIQUID SECURITIES       No Fund will invest more than 15% of its net assets in
                          illiquid securities, including repurchase agreements with maturities in excess of seven days.

RESTRICTED SECURITIES     The Funds may invest in securities that are subject to
                          restrictions  on  resale  because  they  have not been
                          registered under the Securities Act of 1933 (the "1933
                          Act").  These securities are sometimes  referred to as
                          private  placements.  Although securities which may be
                          resold  only to  "qualified  institutional  buyers" in
                          accordance  with the provisions of Rule 144A under the
                          1933  Act  are  technically   considered   "restricted
                          securities, " each of the Funds may purchase Rule 144A
                          securities,  along with other  restricted  securities,
                          without  regard to the  limitation on  investments  in
                          illiquid  securities  described  above provided that a
                          determination  is  made  by  the  Investment  Adviser,
                          subject  to the  supervision  of the  Funds'  Board of
                          Directors,   that  such   securities  have  a  readily
                          available trading market.

FUTURES AND OPTIONS       The  International  and True Value Funds may  purchase
TRANSACTIONS              and sell various kinds of futures  contracts and write
                          and purchase  call options and purchase put options on
                          such  futures  contracts,   stock  indexes  or  equity
                          securities; they may also enter into closing purchase and sale transactions with respect to any of such contracts and options.

                          The use of futures and options involves certain transaction costs and risks. While a Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In addition, the trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the future or option price and the value of the underlying index. Finally, it may not be possible to close out a position held by a Fund, which could require that the Fund purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements.

FORWARD FOREIGN CURRENCY  The  International  Fund and the True  Value  Fund may
EXCHANGE CONTRACTS        purchase or sell  forward  foreign  currency  exchange
                          contracts ("forward contracts") in order to manage fluctuations in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

PORTFOLIO TURNOVER        It is anticipated that the annual  portfolio  turnover
                          rates for the True  Value  Fund and the  International
                          Fund should not exceed 100% and 150%, respectively.  A
                          higher  rate of  portfolio  turnover  will  result  in
                          higher   transaction   costs,    including   brokerage
                          commissions.   Also,  to  the  extent  that  portfolio
                          turnover  results in net realized  capital  gains to a
                          Fund,   the   portion  of  the  Fund's   distributions
                          constituting taxable capital gains may increase.

TEMPORARY INVESTMENTS     The True Value Fund and the International  Fund do not
                          intend to engage in  short-term  trading on an ongoing
                          basis.  However,  when  in  the  Investment  Adviser's
                          opinion,   abnormal   economic  or  market  conditions
                          warrant a  temporary  defensive  position,  a Fund may
                          invest  up to 100% of its  assets  in U.S.  government
                          securities  such as Treasury  bills,  notes and bonds;
                          cash;  or  certificates  of  deposit,  time  deposits,
                          bankers'   acceptances   and  other   "first-tier"  as
                          described herein, short-term debt instruments.


                          MANAGEMENT AND OPERATIONS OF THE FUNDS

GOVERNANCE                The overall  management of the business and affairs of
                          the Funds is vested in LM Capital Investments' Board of Directors. The Board of Directors approves all significant agreements between LM Capital Investments, on behalf of the Funds, and persons or companies furnishing services to the Funds, including the Funds' investment advisory agreement with LM Capital, the Funds' agreement with LM Capital Securities regarding distribution of the Funds' shares, and other service providers. The day-to-day operations of each Fund are delegated to the officers of LM Capital Investments and to LM Capital, subject always to the objectives and policies of the Funds and to the general supervision of LM Capital Investments' Board of Directors.


INVESTMENT ADVISER AND    LM  Capital,  with  offices  located  at 152 West 57th
ADVISORY AGREEMENTS       Street,  New York,  New York 10019 and 433 Plaza Real,
                          Suite 365, Boca Raton,  Florida  33432,  serves as the
                          investment  adviser to the Funds.  Although LM Capital
                          has no previous  experience in advising a mutual fund,
                          LM  Capital  has  operated  as  an   investment   firm
                          specializing  in  closely  held  leveraged  buyout in-
                          vestments   and   investments   in   publicly   traded
                          securities  since 1988, and is controlled by Leslie M.
                          Corley.  LM Capital currently manages over $40 million
                          in two privately placed limited partnership investment
                          funds for institutional  investors, and its principals
                          have realized  average  annual  investment  returns of
                          over 50% in closely held leveraged buyout  investments
                          over  the  last  ten  years.  These  results  are  not
                          intended  to  predict  or  suggest  the  return  to be
                          experienced  by an  investment  in any  of the  Mutual
                          Funds.  Results  may differ  because  of,  among other
                          things,   differences  in  investment  objectives  and
                          policies, investment strategies, diversification of securities and level of risk within the portfolios, brokerage commissions, account expenses (including investment advisory fees), timing of purchases and sales, and availability of cash for new investments.


                          The Funds' portfolio manager is Leslie M. Corley, LM Capital's founder and chief investment officer. Mr. Corley is assisted by and may delegate management duties to other LM Capital employees, who may be Fund officers. Mr. Corley has over 23 years of investment experience and currently manages LM Capital Fund, L.P. , a hedge fund limited partnership formed in 1988, and LM Capital Fund II, L.P., a leveraged buyout limited partnership formed in 1994. Prior to founding LM Capital, Mr. Corley was a general partner for seven years with Kelso & Company, a noted leveraged buyout firm. Mr. Corley began his career as a securities analyst with Fidelity Management & Research Company in Boston, a position he held for five years. Subsequently, he was manager of mergers and acquisitions with Norton Simon, Inc. for four years prior to joining Kelso & Company. Mr. Corley earned an MBA from Harvard Business School and a B.S. with high honors in Aeronautical & Astronautical Engineering from the University of Illinois.


                          Under the terms of each Fund's Advisory Agreement, LM Capital supervises all aspects of a Fund's operations and provides investment advisory services to the Fund, including the purchase and sale of securities in the Fund's portfolios subject at all times to the policies set forth by the Board of Directors. LM Capital is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.


                          LM Capital receives a fee from both the True Value Fund and the International Fund, payable monthly, for the performance of its services at an annual rate of 1.50% on the first $100 million of the average daily net assets of each Fund, respectively, and 1.25% of each Fund's average daily net assets in excess of $100 million. LM Capital receives a fee from the Access Fund, payable monthly, for the performance of its services at an annual rate of [0.50%] of its average daily net assets. The fee for each Fund is accrued daily for purposes of determining the offering and redemption price of its shares. The advisory fee is higher than those paid by most investment companies, but the Board of Directors believes it to be reasonable in light of the services the Funds receive thereunder.



                          LM Capital may, from time to time, voluntarily agree to defer or waive fees or absorb some or all of the expenses of the Funds. To the extent LM Capital should defer fees or absorb expenses, it may seek repayment of such deferred or aborbed expenses at a later date so long as the overall expenses of the applicable Fund are not greater than the Total Fund Operating Expenses percentage found in the table of Annual Fund Operating Expenses.

SUB-ADVISER AND           Pursuant  to  a  Sub-Advisory  Agreement,   __________
SUB-ADVISORY AGREEMENT    [insert   address]   ("SoGen"),   provides   portfolio
                          advisory  services  to  LM  Capital  Investments  with
                          regard  to  the  International   Fund.  SoGen  [insert
                          background history pertaining to SoGen]. [Insert name and qualifications, including work history during the previous five years, of the Portfolio Manager who will be managing the International Fund].

                          Under the terms of the Sub-Advisory Agreement, LM Capital Investments has delegated to SoGen the authority to make and execute investment decisions, including but not limited to purchasing and selling securities, for the International Fund within the parameters of the Fund's investment objectives, policies, and restrictions. All investment decisions of SoGen are subject to review by LM Capital Investments and the Fund's Board of Directors.
                          Pursuant to the Sub-Advisory Agreement, LM Capital Investments has agreed to pay SoGen [insert fee structure].

DISTRIBUTOR, DISTRIBUTION LM   Capital    Securities,    Inc.,    a   registered
PLAN AND RELATED          broker-dealer  affiliate of LM Capital,  serves as the
AGREEMENTS                Distributor of the shares of the Funds. The address of
                          LM Capital  Securities  is 433 Plaza Real,  Suite 365,
                          Boca Raton, FL 33432.  Certain  officers of LM Capital
                          Investments are affiliated with LM Capital Securities and LM Capital. Under the terms of each Fund's
                          Distribution Agreement, LM Capital Securities has the exclusive right to distribute shares of the Funds through affiliated broker-dealers and through other broker-dealers or financial institutions with whom LM
                          Capital Securities has entered into selected dealer agreements.

                          Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, whereby a Fund may pay up to 0.25% per annum of its average daily net assets to Shareholder Service Agreements and who sell shares of the Funds on an agency basis, for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds, including but not limited to: preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; supplemental payments to dealers under a dealer incentive program; and costs of administering the Plan. For additional information concerning the operation of the Plan, see "Distribution Agreement and Marketing Plan" in the Statement of Additional Information.

ADMINISTRATOR AND         Pursuant  to  an   Administration   Agreement,   Forum
ADMINISTRATION AGREEMENT  Financial Services, Inc., 61 Broadway, Suite 2770, New
                          York,   New   York   10006   ("Forum"),    serves   as
                          administrator of the Funds.  Under the  Administration
                          Agreement,  Forum supervises the administration of all
                          aspects  of  the  Funds'  operations,   including  the
                          provision of general office facilities and, at the Funds' expense, the provision of services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Funds. For these services and facilities, Forum receives a fee computed and paid monthly at an annual rate of .25% of the average daily net assets of each Fund, subject to an annual minimum fee of $_____ per a Fund.

TRANSFER AGENT AND        Forum  Financial  Corp.  ("FFC"),  61 Broadway,  Suite
DIVIDEND PAYING AGENT     2770, New York,  New York 10006,  serves as the Funds'
                          transfer   agent  and  dividend   paying  agent.   FFC
                          maintains an account for each shareholder of the Funds
                          (unless such accounts are  maintained by  sub-transfer
                          agents  or  processing   agents)  and  performs  other
                          transfer agency and related functions. For these services, FFC will receive an annual fee of $____ plus account charges. The Funds will also reimburse FFC for certain expenses incurred on behalf of the Funds.

BROKERAGE ALLOCATION      The Investment Adviser,  subject to obtaining the best
                          price   and   execution,    may   allocate   brokerage
                          transactions  in a manner that takes into  account the
                          sale of  shares of the Fund.  Generally,  the  primary
                          consideration   in   placing   portfolio    securities
                          transactions with  broker-dealers  for execution is to
                          obtain, and maintain the availability of, execution at
                          the best net price available and in the most effective
                          manner  possible.   The  Funds'  brokerage  allocation
                          policies  may permit the Funds to pay a  broker-dealer
                          which furnishes  research services a higher commission
                          than  that   which   might  be   charged   by  another
                          broker-dealer   which   does  not   furnish   research
                          services, provided that such commission is deemed reasonable in relation to the value of the services provided to the Fund by such broker-dealer. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

                          HOW TO PURCHASE SHARES

HOW TO OPEN AN ACCOUNT    An  investor  may   purchase   shares  of  a  Fund  by
                          submitting  a fully  completed  and signed New Account
                          Application form directly to LM Capital  Securities or
                          through any dealer authorized by LM Capital Securities
                          to sell shares of the Funds. An authorized  dealer may
                          charge a transaction fee for the purchase.  LM Capital
                          Securities'  mailing address is: 433 Plaza Real, Suite
                          365,  Boca  Raton,   Florida   33432.  A  New  Account
                          Application accompanies this Prospectus. Checks mailed directly to LM Capital Securities should be payable to the Fund in which the purchaser intends to invest.

                          The minimum investment for initial purchases of the True Value Fund and the International Fund is $2,500 except for certain retirement accounts. The minimum initial investment for an Individual Retirement Account ("IRA") for such Funds is $250. With regard to the Access Fund, the minimum initial investment for all accounts is $250. There are no minimum initial investment requirements for participants in money-purchase purchase/profit-sharing plans, 401(k) plans, IRA/SEP, 403(b) plans or 457 (state deferred compensation) plans, or for investment of dividends and distributions of the Funds into any existing account. If you have any questions or need extra applications call 1-800-37-LMCAP.

HOW TO PURCHASE           Additional shares may be purchased directly through LM
ADDITIONAL SHARES         Capital  Securities  or  through  any  dealer  who has
                          entered into an agreement with LM Capital  Securities.
                          Checks mailed directly to LM Capital Securities should
                          be payable to the Fund in which the  purchase  intends
                          to invest and should be  accompanied  by the stub from
                          the   confirmation   form   previously   sent  to  the
                          shareholder   or   include   a   letter   giving   the
                          shareholder's name and account number.


                          The minimum investment for additional purchases of the True Value Fund and the International Fund is $250. The minimum additional investment for investment through an IRA is $250. There are no minimum additional investment requirements for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans. With regard to the Access Fund, the minimum additional investment for all accounts is $250. There are no minimum investment requirements for investment of dividends and distributions of the Funds into any existing account.


                          To purchase additional shares of a Fund by a wire transfer of funds, the following wire instructions should be used:

                          ABA
                          Attn:
                          DDA _- -_
                          Fund Name/Reference Number
                          Shareholder Name
                          Shareholder Account Number

                          If wires are received after 4:15 PM Eastern time or during a bank holiday, purchases will be confirmed at the price determined on the next business day of the applicable Fund.


PRE-AUTHORIZED            An investor may establish a pre-authorized  investment
INVESTMENT PLAN           plan whereby the  investor's  personal bank account is
                          automatically debited and Fund account automatically credited with additional full and fractional shares.
                          This plan may be authorized by attaching a canceled check to the Account Application form and completing the appropriate section of such form. Through the pre-authorized investment plan, the minimum initial investment is $250 and the minimum subsequent monthly investment is $25.




SWEEP PRIVILEGE           Investors who make their initial investments  directly
                          through  participating  securities  dealers  may  have
                          their   "free-credit"   cash  balances   automatically
                          invested in Access  Fund  shares.  "Free-credit"  cash
                          balances  begin to earn  dividends  on the  first  day
                          following the date that the share purchase or exchange
                          order  is  effected   and  through  the  date  that  a
                          redemption order is effected. For further information and details, contact your participating securities dealer.

                          HOW TO REDEEM SHARES

DIRECT REDEMPTION         Shares of a Fund may be redeemed  directly  through LM
                          Capital Securities or through any dealer who has entered into an agreement with LM Capital Securities.
                          There is no redemption fee imposed when shares are redeemed; however, dealers may charge a transaction fee for the redemption.

REDEMPTIONS BY MAIL       Redemption requests may be made in writing and sent to
                          either the  transfer  agent or LM Capital  Securities.
                          Requests for redemption must include: (a) signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the transfer agent; (d) signature guarantees, as described below; and (e) any additional documents that may be required for redemption by corporations, partnerships, trusts, or other entities.
                          The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

                          In addition to these requirements, shareholders who have invested in a Fund to establish an IRA should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 591/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

REDEMPTIONS BY TELEPHONE  Shareholders  may request a redemption by telephone by calling 1-800-37-LMCAP if they have selected this option on their New Account Application or if they have completed the telephone redemption authorization form obtained from LM Capital Securities. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the pre-authorized bank account as indicated on the New Account Application or subsequent authorization; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $25,000. Accounts in LM Capital Securities' prototype retirement plans (such as IRA and IRA-SEP) or 403(b) plans are not eligible for the telephone redemption option. LM Capital Securities has made arrangements with certain dealers and investment advisers to accept telephone instructions for the redemption of shares. LM Capital Securities reserves the right to impose conditions on these dealers and investment advisers, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with LM Capital Securities.



                          In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Mutual Funds will use reasonable procedures in an attempt to verify the identity of a person making a telephone redemption request. The Mutual Funds reserve the right to refuse a telephone redemption request if it believes that the person making the request is not the record owner of the shares being redeemed, or is not authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. As long as these normal identification procedures are followed, neither the Mutual Funds nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.


REDEMPTIONS BY CHECK      Shareholders of the Access Fund may effect redemptions
                          by check. Check writing privileges allow checks to be drawn, without a fee, in any amount of $______or more.
                          A fee of $______ will be imposed upon checks drawn in amounts less than $______. Checks in amounts over $______ will not be honored. Shareholders are entitled to dividends up until the day on which the check is presented to the agent bank for payment.

                          Checks drawn on insufficient funds will be returned to the payee and a fee of $______will be imposed. In addition, a fee of $______ will be imposed for stop payment orders.

PAYMENT OF REDEEMED       Payment of the  proceeds  of  redeemed  shares will be
AMOUNT                    made as soon as  practicable,  normally  within  seven
                          days  following  the  redemption  date.  A charge  for
                          special handling (such as wiring of funds or expedited
                          delivery  services) may be made by the transfer agent.
                          The right of  redemption  may not be  suspended or the
                          date of payment upon redemption postponed except under
                          unusual  circumstances such as when trading on the New
                          York  Stock   Exchange  is  restricted  or  suspended.
                          Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to fifteen days from the date that the check is received.

SIGNATURE GUARANTEES      A  signature  guarantee  is  designed  to protect  the
                          investor, the Funds, LM Capital Securities,  and their
                          agents by verifying  the  signature  of each  investor
                          seeking  to  redeem  or  exchange  shares  of a  Fund.
                          Signature  guarantees  are  required in the  following
                          circumstances:  (1)  redemptions by mail of $25,000 or
                          more;  (2)  redemptions by mail if the proceeds are to
                          be paid to someone other than the name(s) in which the
                          account  is   registered;   (3)  written   redemptions
                          requesting   proceeds   to  be  sent  by   wire;   (4)
                          redemptions  requesting  proceeds  to be sent to a new
                          address or an address that has been changed within the
                          past  30  days;   (5)   requests   to   transfer   the
                          registration of shares to another owner; (6) telephone exchange and telephone redemption authorizations of $25,000 or more; (7) changes in previously designated wiring instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $25,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


                          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission, and further provided that such guarantor institution is listed in one of the reference guides contained in the transfer agent's current Signature Guarantee Standards and Procedures. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of LM Capital Securities.

 EXCHANGE PRIVILEGE       Shares of a Fund may be  exchanged  for  shares of the
                          other Funds described in this Prospectus. When a shareholder exchanges shares of the Access Fund for shares of the True Value Fund or International Fund, such exchanges will be subject to the applicable initial sales charge. Because the Value Fund and the International Fund both have initial sales charges, exchanges between such Funds will not be subject to an initial sales charge.



                          Exchanges will be made at the next determined Net Asset Value ("NAV") after the exchange request is received by the transfer agent. You may exchange shares by calling either your investment professional or LM Capital Securities on any Business Day at 1-800-37-LMCAP. When making an exchange or opening an account in the "other" Fund by exchange, the registration and tax identification numbers of the two accounts must be identical. In order to open an account through exchange, the minimum initial investment amounts must be satisfied.

                          Each exchange may produce a gain or loss for tax purposes. The Funds reserve the right to refuse any specific purchase order, including certain purchases by exchange if, in LM Capital's opinion, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be affected adversely. Although the Funds will attempt to give prior notice whenever it is reasonably able to do so, they may impose these restrictions at any time. The Funds reserve the right to modify or withdraw the exchange privilege upon 60 days written notice and to suspend the offering of shares in any class without notice to shareholders.


                          TERMS AND CONDITIONS OF PURCHASE

DETERMINATION OF NET      The net asset value per share (or share  price) of the
  ASSET VALUE             Funds is  determined  as of 4:15 PM.  Eastern  time on
                          each "business day" of the Funds as defined below. The net asset value per share is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the total number of Fund shares outstanding.
                          Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.


TIMING AND PRICING OF
PURCHASE AND REDEMPTION   An  investor  whose  purchase or  redemption  order is
ORDERS                    received by the Transfer Agent by 4:15 PM Eastern time
                          will acquire or redeem shares at the net asset value set as of that day. An investor whose purchase or redemption order is received by the Transfer Agent after 4:15 PM Eastern time will acquire or redeem shares at the net asset value set as of the next trading day. LM Capital Securities is not responsible for any delay caused by dealers in forwarding a purchase or redemption order to the Transfer Agent.
                          Any loss resulting from the dealer's failure to submit an order on a timely basis and within the prescribed time frame will be borne by that dealer. A "business day" of the Fund is any day on which the New York
                          Stock Exchange is open for business. It is expected that the New York Stock Exchange will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day,
                          Good Friday,  Memorial Day,  Independence  Day,  Labor
                          Day, Thanksgiving Day and Christmas Day are observed by the New York Stock Exchange. The Funds will not accept requests which specify a particular date for purchase or redemption of shares or any other special conditions.


PURCHASES BY CHECK        An investor  who uses a check to purchase  shares will
                          be credited  with the full number of shares  purchased
                          at the  time of  receipt  of the  purchase  order,  as
                          previously  described.  If the check  does not  clear,
                          then  the  investor  will  be   responsible   for  any
                          resulting loss to a Fund or to LM Capital Securities.

INITIAL SALES CHARGES Shares of a Fund may be purchased at its net asset AND DEALER CONCESSIONS value plus, in the case of the True Value Fund and the
                          International Fund, an initial sales charge. The following tables show the initial sales charge and dealer concession at various investment levels for the True Value Fund and the International Fund. There is no initial sales charge imposed on sales of the Access
                          Fund.

                          Charge Up To Investment Of  % Offering Price % Dealer Concession

                          $25,000                         4.50%                 3.50%
                          $50,000                         4.25%                 3.25%
                          $75,000                         4.00%                 3.00%
                          $100,000                        3.50%                 2.75%
                          $250,000                        2.50%                 2.00%
                          $500,000                        1.50%1                 .00%
                          $1,000,000                      1.00%                 0.75%
                          $2,500,000                      0.75%                 0.50%
                          $5,000,000                      0.50%                 0.25%
                          $5,000,000+                     0.00%                 0.00%


                          Initial sales charges vary with the size of the purchase as shown above. The reduced initial charges apply to the aggregate of purchases of the Funds made at one time by "any person", which term includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.


                          Upon notice to dealers with whom it has a sales agreement, LM Capital Securities may reallow you up to the full applicable sales charge and such dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of one or all of the Funds. At various times, the Distributor may implement programs under which a dealer's sales force may be eligible to win cash or material awards for certain sales efforts or under which the Distributor will reallow an amount not exceeding the total applicable sales charge on the sales generated by the dealer during such programs to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to dealers with whom it has sales agreements, consisting of written informational material relating to sales incentive campaigns conducted by such dealers for their representatives.

PURCHASES AT NET          There  is  no  initial  sales  charge  for  "Qualified
ASSET VALUE               Persons",  which  are the  following:  (a)  active  or
                          retired  Directors,  officers,  partners or  employees
                          (their spouses and children under age 21) of (i) the Investment Adviser and Distributor or any affiliates or subsidiaries thereof (the Directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) dealers having a selected dealer agreement with the Distributor, or (iii) trade organizations to which the Investment Adviser or an affiliate belongs, and (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in
                          (a) above.


                          Purchases of Fund shares also may be made with no initial sales charge through a registered investment adviser who has registered with the SEC or appropriate state authorities and who (a) clears such Fund share transaction through a broker/dealer, bank or trust company, (each of whom may impose transaction fees with respect to such transaction), or (b) purchases Fund shares for its own account, or for an account for which the investment adviser has discretion and is authorized to make investment decisions.

                          In addition, no initial sales charge will apply to any purchase of the Fund by an investor (a) through a 401
                          (k) Plan sponsored by the Investment Adviser or the Distributor, through a 401 (k) Plan sponsored by an institution which has a custodial relationship with the Fund's Custodian or through a discount broker-dealer which imposes a transaction charge with respect to such purchase or (b) through a tax-free rollover or transfer of assets provided the IRA is sponsored by the Funds' Custodian and the contribution for the tax-free rollover or transfer of assets is a distribution from any tax qualified retirement plan where any portion of the investor-participant's account was invested in any of the Funds.


                          Finally, shares of the Funds may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service.


                          The Funds reserve the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.


                          REDUCED INITIAL SALES CHARGE

CUMULATIVE QUANTITY       Shares of the Funds may be  purchased by any person at
DISCOUNT                  a reduced  initial sales charge which is determined by
                          (a)  aggregating the dollar amount of the new purchase
                          and the greater of the purchaser's total (i) net asset
                          value or (ii) cost of all  shares of the Fund or other
                          Funds of LM Capital  Investments  acquired by exchange
                          from such other Fund,  provided  such Fund  charged an
                          initial  sales load at the time of the  exchange  then
                          held by such person and (b) applying the initial sales
                          charge applicable to such aggregate.  The privilege of
                          the  cumulative   quantity   discount  is  subject  to
                          modification  or   discontinuance  at  any  time  with
                          respect to all shares purchased thereunder.


GROUP PURCHASES           An individual who is a member of a qualified group (as
                          hereinafter  defined) may also purchase  shares of the
                          Funds at the reduced  initial sales charge  applicable
                          to the group  taken as a whole.  The  reduced  initial
                          sales charge is based upon the aggregate  dollar value
                          of shares  purchased and still owned by the group plus
                          the  securities   currently  being  purchased  and  is
                          determined  as  stated  under   "Cumulative   Quantity
                          Discount".  For  example,  if members of the group had
                          previously  invested  and still  held  $90,000 of Fund
                          shares and now were  investing  $15,000,  the  initial
                          sales  charge  would be 3.5% In order to  obtain  such
                          discount,  the  purchaser  or  investment  dealer must
                          provide   the   transfer    agent   with    sufficient
                          information,  including the purchaser's total cost, at
                          the time of purchase to permit  verification  that the
                          purchaser   qualifies   for  a   cumulative   quantity
                          discount,  and confirmation  that the order is subject
                          to  such  verification.   Information  concerning  the
                          current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.


                          A qualified group is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring Fund shares at a discount; and
                          (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing the shares. A qualified group must have more that 10 members, must be available to arrange for group meetings between representatives of the Funds and the members, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the Distributor. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

LETTER OF INTENT          Investors  may also qualify for reduced  initial sales
                          charges  by  signing a Letter of Intent  (the  "LOI").
                          This enables an investor to  aggregate  purchases of a
                          Fund  with  the  purchases  of any  other  Fund  of LM
                          Capital  Investments  acquired by  exchange,  during a
                          13-month period.  The initial sales charge is based on
                          the total amount invested during the 13-month  period.
                          All  shares  of  the  Funds  currently  owned  by  the
                          investor, plus the new Fund purchases, if any, will be
                          credited  as  purchases  (at  their  current  offering
                          prices  on  the  date  the  LOI  is   signed)   toward
                          completion of the LOI. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the transfer agent or Distributor whenever a purchase is being made pursuant to an LOI.

                          The LOI is not a binding obligation on the investor to purchase the amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the transfer agent in shares registered in the investor's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the transfer agent an amount equal to the difference between the initial sales charge and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. Investors will be paid distributions, either in additional shares or cash, upon such escrowed shares.


                          DIVIDENDS, DISTRIBUTIONS & TAX MATTERS

DIVIDENDS AND             The  Access  Fund  declares  dividends  daily and pays
DISTRIBUTIONS             dividends  monthly.  Net investment income of the True
                          Value Fund and the International Fund are declared and paid semiannually, normally in June and December. The
                          True Value Fund and the International Fund distribute all or substantially all of their net long term capital gains (if any) to shareholders in December. It is not expected that the Access Fund will have capital gains to distribute since the Fund intends to hold its securities until maturity.

                          All dividends and distributions of a Fund are automatically reinvested on the ex-dividend date in full and fractional shares of such Fund. Dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. Shareholders may elect, by written notice to LM Capital Securities, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in additional shares, including, subject to certain conditions, of a Fund other than the Fund making the distribution.

                          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to LM Capital Securities and are effective as to any subsequent payment if such notice is received by LM Capital Securities prior to the record date of such payment. Any dividend and distribution election remains in effect until LM Capital Securities receives a revised written election by the shareholder.

TAX MATTERS               The Funds  intend to qualify as  regulated  investment
                          companies  by  satisfying   the   requirements   under
                          Subchapter M of the Internal  Revenue Code of 1986, as
                          amended (the "Code"),  including the requirements with
                          respect to diversification of assets,  distribution of
                          income and sources of income. It is each Fund's policy
                          to distribute to  shareholders  all of its  investment
                          income (net of expenses) and any capital gains (net of
                          capital   losses)  in   accordance   with  the  timing
                          requirements  imposed  by the Code,  so that each Fund
                          will   satisfy   the   distribution   requirement   of
                          Subchapter M and not be subject to Federal income taxes or the 4% excise tax.

                          Distributions by a Fund of its net investment income (including foreign currency gains and losses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.


                          Distributions   by  a  Fund   which  are   taxable  to
                          shareholders as ordinary income are treated as dividends for Federal income tax purposes, but in any year only a portion of such dividends paid by the True Value Fund (which cannot exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund during the year) may qualify for the 70% dividends-received deduction for corporate shareholders.


                          If  a  Fund   fails  to   satisfy   any  of  the  Code
                          requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.


                          Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether shareholders elect to receive them in cash or reinvest them in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid by the Fund and received by shareholders on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year, and any foreign taxes "passed-through" to shareholders, will be sent to shareholders promptly after the end of each year.


                          Investors should be careful to consider the tax implications of purchasing shares just prior to the record date of an ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.


                          If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower rate under an applicable treaty). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.


                          Under the back-up withholding rules of the Code, shareholders may be subject to 31% withholding of Federal income tax on ordinary income dividends, capital gain dividends and redemption payments made by the Funds. In order to avoid this back-up withholding, shareholders must provide the Fund with a correct taxpayer identification number (which for an individual is usually his Social Security number) and certify that the shareholder is a corporation or otherwise exempt from or not subject to back-up withholding.


                          The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of Federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, shareholders should consult with their own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may differ from the Federal income tax consequences described above.


                          GENERAL INFORMATION

ABOUT THE FUNDS           Each Fund is a separate series of shares of LM Capital
                          Investments,  a Maryland  Corporation  incorporated on
                          January 21, 1994 and registered under the 1940 Act, as
                          amended. Each Fund operates as a diversified, open-end
                          management   investment  company  and  expects  to  be
                          treated as a regulated investment company for federal income tax purposes. The Funds continuously offer new shares for sale to the public, and stand ready to redeem their outstanding shares for cash at their net asset value.

CODE OF ETHICS            The Code of Ethics of the  Investment  Adviser and the
                          Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds' planned portfolio transactions. The objective of the Code of Ethics of both the Funds and Investment Adviser is that their operations be carried out for the exclusive benefit of the Funds' shareholders. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

INDEPENDENT ACCOUNTANTS   _______________  serves as Independent  Accountants to
                          LM Capital  Investments.  Generally,  the  Independent
                          Accountants will audit the financial statement and the financial highlights of the Funds, as well as provide reports to the Directors.


CUSTODIAN                 _______________  serves as the Custodian of the Funds.
                          Generally, the Custodian holds the securities, cash and other assets of the Funds.

INVESTMENT ADVISER

LM Capital Corporation
152 West 57th Street
New York, NY 10019

PRINCIPAL UNDERWRITER & SERVICE ADMINISTRATOR

LM Capital Securities, Inc.
433 Plaza Real, Suite 365
Boca Raton, FL 33432

INDEPENDENT AUDITORS





TRANSFER AGENT & CUSTODIAN

LEGAL COUNSEL

Kramer, Levin. Naftalis, Nessen, Kamin  & Frankel
919 Third Avenue
New York, NY 10022

BOARD OF DIRECTORS

J. BRUCE LLEWELLYN
Chairman & Chief Executive Officer, Philadelphia Coca Cola Bottling Co., and Queen City Broadcasting Co. Chairman, U.S. Small Business Administration Advisory Committee on Small Business Director, Chemical Banking Corporation, Adolph Coors Brewing Company, C-Span, Essence Communications, Inc.QVC/Home Shopping Network, Inc., International Peace Academy, Museum of Television and Radio, New York law School, and New York Medical College New York, NY

LESLIE M. EDWARDS
Director, Corporate Affairs, Time Warner, Inc.; Chairman & President, Friends of the Davis Center, Inc. New York, NY

JOHN HALL
Vice President,  Financial Services, The Beacon Council
Miami, FL

                       STATEMENT OF ADDITIONAL INFORMATION

                          LM CAPITAL INVESTMENTS, INC.

                              152 West 57th Street
                            New York, New York 10019



LM CAPITAL INVESTMENTS, INC., a Maryland corporation, is an open-end management investment company that currently offers shares through three series funds: LM CAPITAL ACCESS FUND (the "Access Fund"); LM CAPITAL TRUE VALUE FUND (the "Value Fund") and LM CAPITAL INTERNATIONAL FUND (the "International Fund") (individually, a Fund and collectively, the Funds). The Access Fund's investment objective is to provide maximum current income from short-term money market securities while preserving capital and maintaining liquidity. The Value Fund's investment objective is to provide long-term growth of capital. The Value Fund seeks to achieve its objective by investing primarily in a non- diversified portfolio of common stocks believed to be undervalued in the marketplace. The International Fund's investment objective is to provide long-term growth of capital. The International Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of equity securities of companies located primarily outside the United States which are considered to have strong earnings momentum. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE IS NO ASSURANCE THAT THE ACCESS FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE. This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus dated _______________, 1995 (the "Prospectus"), pursuant to which the Access Fund, the Value Fund and the International Fund (collectively, the "Funds") are offered.

Please retain this document for future reference.

To obtain the Prospectus please call the Funds at 1-800-37-LMCAP


                                Table of Contents
                                                                      Page No.
Investment Strategies and Risks...........................
Investment Restrictions...................................
Portfolio Transactions and Brokerage......................
Computation of Net Asset Value............................
Performance Calculation...................................
Additional Purchase and Redemption Information............
Tax Matters...............................................
The Management of the Fund................................
Investment Adviser and Advisory Agreements................
Distribution Agreement and Distribution and Service Plan
Description of the Fund...................................
Financial Statements......................................

Investment Adviser
LM Capital Corporation

Distributor
LM Capital Securities, Inc.

Custodian

Transfer Agent

Counsel
Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

Independent Accountants


Dated: ___________,  1996

                         INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ALL FUNDS

         1. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend its portfolio securities in an amount up to 33-1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made to any companies affiliated with the _________. The borrower at all times during the loan must maintain with the lending Fund cash or cash equivalent collateral equal in value at all times to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral. Loans are subject to termination at the option of the lending Fund or the borrower at any time. A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights, such as voting rights and subscription rights. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. There is the risk of failure by the borrower to return the securities involved in such transaction.

         2. REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Under a repurchase agreement, a Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and such Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. A Fund's risk is limited to the ability of the seller to pay the agreed-upon sum upon the delivery date. When a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to the amount of the purchase price. Repurchase agreements can be considered loans as defined by the Investment Company Act of 1940, as amended, collateralized by the underlying securities. The return on the collateral may be more or less than that from the repurchase agreement. The securities underlying a repurchase agreement will be marked to market every business day and the value of the collateral maintained will at least equal to the value of the loan, including the accrued interest earned. In evaluating whether to enter into a repurchase agreement, the creditworthiness of the seller will be carefully considered. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.


         3. ILLIQUID SECURITIES. The Funds have adopted the following investment policy, which may be changed by the vote of the Board of Directors. A Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. This limitation may be subject to additional restrictions imposed by jurisdictions in which the Funds' shares are offered for sale. For this purpose, illiquid securities include (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) participation interests in loans that are not subject to puts, and
(c) repurchase agreements not terminable within seven days.


         4. RESTRICTED SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities act"). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonably prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers.

         A Fund may invest up to 15% of its total assets in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering".
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The Investment Adviser will monitor the liquidity of restricted securities in the Funds' portfolios under the supervision of the Funds' Directors. In reaching liquidity decisions, the Investment Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         5. U.S. GOVERNMENT SECURITIES. The Funds may purchase securities of the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Bank, the Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         6. "WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or, in the case of the International Fund, for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Funds do not intend to make such purchases for speculative purposes. Such securities may bear interest at a lower rate than longer-term securities. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its custodian, consisting of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made.

         The Funds will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If a Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         When-issued transactions and forward commitments allow the Funds a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. Changes in interest rates before settlement in a direction other than that expected by the Investment Adviser will affect the value of such securities and may cause a loss to a Fund.

INVESTMENT   STRATEGIES  AND  RISKS   APPLICABLE  TO  THE  VALUE  FUND  AND  THE
INTERNATIONAL FUND

         1.       FORWARDS, FUTURES AND OPTIONS.

         PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Value Fund and International Fund may purchase covered put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

         Each of the Funds may also purchase covered call options to hedge against an increase in prices of securities it wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transactions costs, but it limits the loss it will suffer if the security declines in value to such premium and transaction costs.

         The Funds may also purchase put or call options on futures contracts or stock index futures contracts. Futures contracts and stock index futures contracts are described below.

         WRITING COVERED CALL OPTIONS ON SECURITIES. The Value Fund and International Fund may write covered call options on optionable securities of the types in which they are permitted to invest from time to time as determined appropriate in seeking to attain its objective. Call options written by a Fund gives the holder the right to buy the underlying securities from a Fund at a stated exercise price.

         A Fund will receive a premium for writing a covered call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a covered call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

         A Fund may terminate an option that it has written prior to the option's expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         FUTURES CONTRACTS. The Value Fund and International Fund may enter into futures contracts. The purpose of entering into a futures contract is to protect a Fund from fluctuations in the value of its portfolio securities or to hedge against an increase in prices of certain securities without necessarily buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of a Fund's assets. No consideration is paid or received by a Fund upon entering into a futures contract. Upon entering into a futures contract, a Fund will be required to deposit in a segregated account with its custodian an amount of cash or cash equivalents, such as U.S. Government securities or high grade debt obligations, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of Fund management to predict correctly movements in the price of the securities or currencies underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities and movements in the price of the securities which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

         Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund's securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         If a Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance. In addition, in such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

         A Fund may not enter into futures transactions if the sum of the amount of initial margin deposits on its existing futures contracts would exceed 5% of the fair market value of the Fund's total assets. A Fund will not use leverage when it enters into long futures contracts and for each such long position the Fund will deposit cash or cash equivalents, such as U.S. Government securities or high grade debt obligations, having a value equal to the underlying commodity value of the contract as collateral with its custodian in a segregated account.


         STOCK INDEX FUTURES CONTRACTS. The Value Fund and International Fund may enter into stock index futures contracts. A Fund will enter into these transactions for bona fide hedging purposes, i.e., in order to hedge against changes in prices of the Fund's securities. A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If general stock market prices are expected to rise, a Fund might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if general stock market prices are expected to decline, a Fund might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract. Transactions are covered by owning or having the right to acquire corresponding securities or by maintenance of a cash segregated account pursuant to applicable provisions and staff interpretations of the 1940 Act. For a discussion of the general treatment and risks related to futures contracts, see "Futures Contracts" in this Statement of Additional Information.


         FORWARD CONTRACTS. The Value Fund and International Fund may enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A forward contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Fund may enter into a forward contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures. A Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Investment Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

         A Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         There is no limitation as to the percentage of a Fund's assets that may be committed to foreign currency exchange contracts. The Funds do not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Funds would be obligated to deliver an amount of foreign currency in excess of the value of a Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Investment Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Status" below for a discussion of the tax treatment of foreign currency exchange contracts.

         A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a forward contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         A Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

         The Funds' Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross hedges. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

         At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a forward contract.

         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          2.  ADDITIONAL  RISK FACTORS  ASSOCIATED  WITH  FORWARDS,  FUTURES AND
OPTIONS. In addition to any risk factors which may be described above, the following sets forth certain information regarding the potential risks associated with the Fund's futures and options transactions and forward contracts.

         RISK OF IMPERFECT CORRELATION. A Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's portfolio. If the values of the portfolio securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. The Fund would, however, effect transactions in such futures or options only for hedging purposes (or to close out open positions).

         The trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that the Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

         The Fund will purchase or sell futures contracts or options only if, in the Investment Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Investment Adviser's judgment will be accurate.

         POTENTIAL LACK OF A LIQUID SECONDARY MARKET. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed income securities and related indexes involve the risk that if the Investment Adviser's investment judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

         TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Investment Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding a Fund's portfolio.

         RESTRICTIONS ON THE USE OF FUTURES AND OPTION CONTRACTS. CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in the Fund's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for a Fund, and accrued profits on such positions.

         FEDERAL INCOME TAX RESTRICTIONS. A Fund's ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

         3. FOREIGN SECURITIES. The Value Fund and the International Fund may invest in foreign securities. Investments in foreign securities offer potential benefits not available solely through investment in securities of domestic issuers. Foreign securities offer the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Currently, direct investment in equity securities in certain countries is restricted, and investments may only be made through a limited number of approved vehicles. At present this includes investment in listed and unlisted investment companies, subject to limitations under the 1940 Act. Investment in these closed-end funds may involve the payment of additional premiums to acquire shares in the open-market and the yield of these securities will be reduced by the operating expenses of such companies. In addition, investors should recognize that they will bear not only their proportionate share of the expenses of the Fund, but also indirectly bear similar expenses of the underlying closed-end fund. Also, as a result of a Fund's policy of investing in closed-end mutual funds, investors in the Fund may receive taxable capital gains distributions to a greater extent than if the investor had invested directly in the underlying closed-end fund.

         Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors.

         Depository receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depository receipts include: American Depository Receipts (ADRs), which are typically designed for U.S. investors. The ADR securities are held either in physical form or in book entry form; European Depository Receipts (EDRs), which are similar to ADRs, but may be listed and traded on a European exchange as well as in the U.S. Typically, these securities are traded on the Luxembourg exchange in Europe; and Global Depository Receipts
(GDRs), which are similar to EDRs, although they may be held through foreign clearing agents, such as Euroclear and other foreign depositories. All depository receipts will be considered foreign securities for purposes of a Fund's investment limitation concerning investment in foreign securities.

         4. SHORT-TERM INVESTMENTS. The Value Fund and the International Fund may invest in short-term securities. During those times when substantially all of a Fund's assets should be invested in equity securities, all or part of the Fund's assets may be invested temporarily in short-term investments. Under normal market conditions, it is expected that investments in such short-term instruments may range from zero (fully invested) to 30% of a Fund's assets. However, when in the Investment Adviser's opinion, economic or market conditions warrant a temporary defensive position, a Fund may invest up to 100% of its assets in such securities. The short-term investments that may be purchased by a Fund consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's, or have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Investment Adviser.

Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. See "Repurchase Agreements" above.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE VALUE FUND

         1. NON-INVESTMENT GRADE SECURITIES. The Value Fund may invest in non-investment grade securities ("junk bonds"), which are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, considered to be of comparable quality by the Investment Adviser. These securities include:

         (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated Ba or lower by Moody's or BB or lower by S&P;
         (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and
         (c)      any securities convertible into any of the foregoing.

         In pursuing the Value Fund's objectives, the Investment Adviser seeks to identify situations in which the rating agencies have not fully perceived the value of the security or in which the Investment Adviser believes that future developments will enhance the creditworthiness and the ratings of the issuer. Non-investment grade securities (junk bonds) will constitute no more than 35% of the assets of the Value Fund.

         The yields earned on non-investment grade securities (junk bonds) generally are related to the quality ratings assigned by recognized ratings agencies. The securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. Debt obligations rated BB/Ba or lower are regarded as speculative and generally involve more risk of loss of principal and income than higher-rated securities. Also their yields and market values tend to fluctuate more. Additional risks include:

         Sensitivity to Interest Rate and Economic Changes - Non-investment grade securities (junk bonds) are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds because the prices of such securities (junk bonds) tend not to rise as much as the prices of these other bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. Holders of these securities could also be at greater risk because these securities are generally unsecured and subordinated to senior debt holders and secured creditors. If the issuer of a non-investment grade security (junk bond) owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset value.

         Payment Expectations - Non-investment grade securities (junk bonds) present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. Also, the value of these securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment grade bonds.

         Liquidity and Valuation Risks - Non-investment grade securities (junk bonds) are often traded among a small number of broker-dealers rather than in a broad secondary market. Purchasers of these securities tend to be institutions rather than individuals, a factor that further limits the secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

         Limitations of Credit Ratings - The credit ratings assigned to non-investment grade securities (junk bonds) may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the Investment Adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of the Fund's investment objective may be more dependent on the Investment Adviser's own credit analysis than might be the case for a fund which does not invest in these securities.

         Congressional Proposals - New laws and proposed new laws may have a negative impact on the market for high-risk non-investment grade securities (junk bonds). As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in these securities and other proposals are designed to limit the use of, or tax and other advantages of, these securities. Any such proposals, if enacted, could have a negative effect on the Fund's net asset value.


                             INVESTMENT RESTRICTIONS


         Investment restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The following are the Funds' investment restrictions set forth in their entirety. Investment policies are not fundamental and may be changed by the Board of Directors without shareholder approval.

 INVESTMENT RESTRICTIONS

         Each Fund may not:

         1. Issue senior securities, except that a Fund may borrow up to 33 1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. A Fund may pledge its assets to secure such borrowings.

         2. Invest 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. Government Securities.

         3. Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities which are secured by real estate or commodities, and securities of companies which invest or deal in real estate or commodities.

         4. Make loans, except through repurchase agreements to the extent permitted under applicable law.

         5. Act as an underwriter except to the extent that , in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

 INVESTMENT POLICIES


          Each Fund may not:

         1. Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

         2. Make short sales of securities or maintain a short position (except that the Fund may maintain short positions in foreign currency contracts, options and futures contracts).

         3.  Purchase  or  otherwise  acquire  the  securities  of any  open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

         4. Purchase or retain securities of any issuer (other than the shares of the Fund) if to the Fund's knowledge, those officers and Directors of the Fund and the officers and directors of Guinness Flight, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

         5. Invest directly in oil, gas or other mineral exploration or development programs or leases; provided, however, that if consistent with the objective of the Fund, the Fund may purchase securities of issuers whose principal business activities fall within such areas.

         In order to permit the sale of shares of a Fund in certain states, a Fund may make commitments more restrictive than the restrictions described above. Should a Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved.


         Percentage restrictions apply at the time of acquisition and any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Most orders for the purchase or sale of portfolio securities are placed on behalf of the Funds by LM Capital Corporation ("LM Capital" or the "Investment Adviser") subject to the supervision of LM Capital Investments, Inc. and the Directors and pursuant to authority contained in the investment advisory agreement (the "Advisory Agreement") between the Funds and the Investment Adviser. The Investment Adviser will select brokers who will purchase and sell all the securities of the Funds. In selecting brokers or dealers, the Investment Adviser will consider various relevant factors, including, but not limited to the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer's execution services rendered on a continuing basis and the reasonableness of any commissions.

         In addition to meeting the primary requirements of execution and price, brokers or dealers may be selected who provide research services, or statistical material or other services to the Funds, to the Investment Adviser for the Funds' use, which in the opinion of the Directors, are reasonable and necessary to the Funds' normal operations. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Funds or to the Investment Adviser. Such allocation shall be in such amounts as the Investment Adviser shall determine and the Investment Adviser will report to the Directors on the allocation of brokerage for such services.

         The receipt of research from broker-dealers may be useful to the Investment Adviser in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of the Investment Adviser's other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds. The receipt of such research may not reduce the Investment Adviser's normal independent research activities.

         Brokers or dealers who execute portfolio transactions on behalf of the Funds may receive commissions which are in excess of the amount of commissions which other brokers or dealers would have charged for effecting such transactions; provided, the Investment Adviser determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or the Investment Adviser's overall responsibilities to the Funds.

         The Directors have adopted certain procedures incorporating the standards of Rule 17e-1 issued under the 1940 Act which requires that the commissions paid the Distributor or to a Subadviser or an affiliated broker-dealer must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 and the procedures also contain review requirements and require the Investment Adviser to furnish reports to the Directors and to maintain records in connection with such reviews.

         The Investment Adviser is authorized, subject to best price and execution, to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds and is authorized to use LM Capital Securities (the "Distributor"), as later described, or an affiliated broker-dealer on an agency basis, to effect a substantial amount of the portfolio transactions which are executed on the New York or American Stock Exchanges, regional exchanges where relevant, or which are traded in the over-the-counter market. Any profits resulting from brokerage commissions earned by the Distributor as a result of transactions on behalf of the Funds will accrue to the benefit of the shareholders of the Distributor who are also shareholders of the Investment Adviser. The Management Agreement does not provide for any reduction in the management fee as a result of profits resulting from brokerage commissions effected through the Distributor.

         It may happen that the same security will be held by other clients of the Investment Adviser. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by the Investment Adviser to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund.


                         COMPUTATION OF NET ASSET VALUE

         The net asset value of each Fund is determined at 4:15 p.m. New York time, on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in a Fund's securities to affect materially the net asset value per share of the Fund. The Funds will be closed on New Years Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. (For securities traded on the New York Stock Exchange (the "Exchange"), the valuation will be the last reported sales price as of the close of the Exchange's regular trading session, normally 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over-the-counter market, the securities will be valued at the last available bid price. As of the date of this Statement of Additional Information, such securities will be valued by the latter method. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Directors of the Funds.

         Money market instruments with less than sixty days remaining to maturity when acquired by the Funds will be valued on an amortized cost basis by the Funds, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Fund acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60-day period that this amortized cost value does not represent fair market value.

         All liabilities incurred or accrued are deducted from each Fund's total assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


         Orders received by dealers prior to 4: 15 P.M. (New York time) will be confirmed at the net asset value computed that day, provided the order is received by the Fund's Transfer Agent prior to 4: 15 P.M.

on that day. It is the responsibility of the dealer to insure that all orders are transmitted timely to each Fund. Orders received by dealers after 4: 15 P.M. will be confirmed at the next computed offering price.



                             PERFORMANCE CALCULATION

         For purposes of quoting and comparing the performance of each Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:

           P(1 + T)^n =  ERV
           Where:       P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years (1, 5 or 10)
                 ERV  = ending  redeemable  value of a hypothetical  $1,000 payment, made at the beginning of the 1,5 or 10 year period, at the end of such period (or fractional portion thereof.)

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods ended on the date of the most recent balance sheet included in the registration statement. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by a Fund would be included at that time.

         In addition to the total return quotations discussed above, each Fund may advertise its yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in a Fund's registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                          a-b
                           YIELD     2[( ----- +1)^6-1]
                                          cd


         Where:   a =  dividends and interest earned during the period.

                  b =  expenses accrued for the period (net of reimbursements).

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by a Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Value Fund will disclose the pro rata share of the account opening fee. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Funds have elected to be governed by Rule 18f-1 of the 1940 Act, under which the Funds are obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of a Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, a Fund can, at its sole option, redeem the excess in cash or in portfolio securities. Such securities would be selected solely by such Fund and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.

         A complete description of the manner by a which a Fund's shares may be purchased and redeemed appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.


                                   TAX MATTERS

                  The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256, will generally be treated as ordinary income or loss.

         Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury

Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to a Fund's shareholders.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a
qualified  covered  call  option  (which,   among  other  things,  must  not  be
deep-in-the-money) with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section 1256.

         The Value Fund and the International Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund each year will have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If a Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (i) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (ii) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (iii) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (A) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (B) interest on the amount determined under clause (A) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (iv) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

         Under recently proposed Treasury Regulations a Fund could elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the electing Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by Value Fund or the International Fund, however, may qualify for the 70% dividends-received deduction for corporate shareholders to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of "small business" stock will be subject to tax.

         Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Value Fund or the International Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c) (3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. For purposes of the corporate AMT and the environmental super fund tax (which are discussed above), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

         Investment income that may be received by the Value Fund or the International Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. Federal Income Tax consequences of distributions made (or deemed made) during the year.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".


SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from a Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. Federal Income Tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. Federal Income Tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. Federal Income Tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal Income Taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                           THE MANAGEMENT OF THE FUNDS

         The overall management of the business and affairs of the Funds is vested in LM Capital Investments' Board of Directors. The Board of Directors approves all significant agreements between LM Capital Investments, on behalf of a Fund, and persons or companies furnishing services to a Fund, including the Funds' Advisory Agreement with LM Capital, the Funds' agreement with LM Capital Securities regarding distribution of the Funds' shares, the agreement with ____________________ as the custodian and the agreement with
____________________ as the transfer agent. The day-to-day operations of each Fund are delegated to the officers of LM Capital Investments and to LM Capital, subject always to the objective and policies of the Funds and to the general supervision of LM Capital Investments' Board of Directors. The following are biographies of LM Capital Investments' Board of Directors and officers:


         LESLIE M. CORLEY* - Director of the Funds, President and Chief Executive Officer. Mr. Corley currently serves as LM Capital's Chief Executive and Chief Investment Officer, positions that he has held since he founded the company in 1988. Mr. Corley has over 20 years of experience in the investment industry, spanning investment management, corporate finance, and strategic planning. Prior to the creation of LM Capital, he spent seven years with Kelso & Company, a company that specializes in leveraged buyouts. While a general partner at Kelso & Company, Mr. Corley chaired its Executive Committee and developed the investment criteria followed in completing more than two dozen buyouts valued at approximately $4 billion. As lead partner, he personally directed eleven buyouts valued at over $1.5 billion. Early in his career, Mr. Corley worked with Peter Lynch at Fidelity Investments in Boston for five years as an analyst in the firm's investment research department.

         RICARDO CORLEY* - Director of the Funds and Vice-President. Mr. Corley has been a senior executive with LM Capital since its inception in 1988. He is responsible for monitoring and directing the firm's closely held portfolio investments. Most notably, Mr. Corley helped lead Roberts Brothers' (a ninety year old Florida based food company) turnaround, serving briefly as President until a new Chief Executive Officer was found to complete its restructuring. Mr. Corley serves on the Board of Directors of LM Capital, Roberts Brothers, and LM Foods, Inc. In addition, he also serves as Director of the African American Chamber of Commerce of Polk County, Florida and the Central Florida Development Council.

         LESLIE M. EDWARDS - Director of the Funds. Since 1989, Mr. Edwards has been the Director of Corporate Affairs in the office of the Vice-Chairman at Time Warner, Inc. Generally, he provides leadership in minority business development, corporate contributions and community relations. Most recently, he assisted in the development of Quincy Jones/David Salzman Entertainment Company, a subsidiary of Time Warner, Inc. Prior to joining Time Warner, Mr. Edwards had an extensive career with CBS, including Staff Producer positions with the Network Evening News and 60 Minutes.

         WAYNE GARNES - Vice President. Mr. Garnes joined LM Capital in 1993 to head the research effort to identify attractive areas for investment and to provide analytical support. Prior to joining LM Capital, Mr. Garnes was Associate Director of Standard & Poors' Financial Institutions Rating Group from 1990 to 1993. In this position, he analyzed and published reports on financial companies crucial to the rating process. Prior to that, Mr. Garnes was an Assistant Vice President with First Fidelity Bank o New Jersey, providing investment research and recommendations.

         JOHN HALL - Director of the Funds. Since 1992, Mr. Hall has been the Vice-President of minority business and economic development, with a principal focus on the needs of emerging black-owned firms based in Dade County Florida, at The Beacon Council, an organization located in Miami, Florida. His responsibilities include designing and managing the $10 million Hurricane Andrew Small Business Emergency Bridge Loan Program. Mr. Hall is also responsible for managing the NETWORK 100 Project, the NETWORK 10 Project, and the Network Venture Capital Fund.

         J. BRUCE LLEWELLYN - Director of the Funds.  [FILL IN THE DESCRIPTION]


---------

         * Indicates an "Interested Person" as defined the Investment Company Act of 1940, as amended.


         As of the date of this Statement of Additional Information, the Board of Directors [and officers of the Funds], as a group, owned of record ____% of the Funds' outstanding Shares.

                   INVESTMENT ADVISER AND ADVISORY AGREEMENTS

         LM Capital, 152 West 57th Street, New York, New York 10019, serves as the investment adviser to the Funds pursuant to an Advisory Agreement, dated as of ______, 1995 (the "Advisory Agreement"). LM Capital provides investment management and financial advisory services, including causing the purchase and sale of securities in the Funds' portfolios subject at all times to the policies set forth by the Board of Directors, and is registered with the Securities and Exchange Commission under the 1940 Act. Under the terms of the Advisory Agreement, LM Capital supervises all aspects of the Funds' operations and provides investment advisory services to the Funds.

         Pursuant to the Advisory Agreement, LM Capital is paid a monthly fee calculated at an annual rate of 1.50% on the first $100 million of the Value Fund's and International Fund's average daily assets, and 1.25% of each Fund's average daily net assets in excess of $100 million. LM Capital is paid a monthly fee calculated at an annual rate of 0.50% of the Access Fund's average daily net assets. The fee for each Fund is accrued daily for the purposes of determining the offering and redemption price of the Funds' shares. The advisory fee is higher than those paid by most investment companies, but the Board of Directors believes it to be reasonable in light of the services the Funds receive thereunder.

         Other than those expenses specifically assumed by LM Capital or the Funds' distributor, the Funds pay, under the terms of the Advisory Agreement, the cost of all of their expenses including the pro rata costs incurred in connection with each Fund's maintenance of its registration under the Securities Act, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Board of Directors and shareholder meetings.

         Pursuant to a Sub-Advisory Agreement, ____________ [insert address] ("SoGen"), provides portfolio advisory services to LM Capital with regard to the International Fund. SoGen [insert background history pertaining to SoGen]. [Insert name and qualifications, including work history during the previous five years, of the Portfolio Manager who will be managing the International Fund.]

         Under the terms of the Sub-Advisory Agreement, LM Capital has delegated to SoGen the authority to make and execute investment decisions, including but not limited to purchasing and selling securities, for the International Fund within the parameters of the Fund's investment objectives, policies, and restrictions. All investment decisions of SoGen are subject to review by LM Capital and the Fund's Board of Directors. Pursuant to the Sub-Advisory Agreement, LM Capital has agreed to pay SoGen [insert fee structure].


                    DISTRIBUTION AGREEMENT AND MARKETING PLAN

DISTRIBUTION AGREEMENT


         The Funds have entered into a Distribution Agreement dated _____________, 1995 with LM Capital Securities, a __________ corporation organized on ___________, 19__ and an affiliate of LM Capital. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor is reimbursed for distribution expenses under the Distribution and Service Plan described below. Promotional and administrative expenses, including printing prospectuses used in connection with the offer and sale of shares, which are not paid pursuant to the Distribution and Service Plan described below, are to be paid by the Distributor without reimbursement by the Fund.


DISTRIBUTION AND SERVICE PLAN

         The Funds have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") whereby the Funds, either directly or through the Distributor, may make payments periodically (i) to the Distributor or to any broker-dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc. and who has entered into a selected dealer agreement with the Distributor, (ii) to other persons or organizations who have entered into shareholder processing and servicing agreements with the Funds, with respect to the Funds' shares owned by shareholders for which such broker is the dealer or holder of record or such servicing agent has a servicing relationship and (iii) for advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature. The Rule 12b-1 Plan may pay for certain overhead expenses of the Distributor which may include salaries and benefits of salespersons, training, stationery, travel and meeting expenses, supplies, communications and seminars. Such payments will be reviewed quarterly by the Directors and based on their good faith determination that the amounts and purposes of such payments for services are fair and reasonable, the Distributor will be reimbursed for such expenses. These expenses may not exceed .__% per annum of the Funds' average daily net assets.


         The Rule 12b-1 Plan and related agreements were approved on ___________, 1995 by the Directors including all of the "Qualified Directors" (Directors who are not "interested" persons of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement). The Rule 12b-1 Plan provides that a Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In approving the Rule 12b-1 Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Directors (including the Qualified Directors) considered various factors and determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders. The Rule 12b-1 Plan may not be amended to increase materially the amount to be spent by a Fund under the Rule 12b-1 Plan without shareholder approval, and all material amendments to the provisions of the Rule 12b-1 Plan must be approved by a vote of the Directors and of the Qualified Directors, cast in person at a meeting called for the purpose of such vote. During the continuance of the Rule 12b-1 Plan, LM Capital Investments Inc. will report in writing to the Directors quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Rule 12b-1 Plan. Further, during the term of the Rule 12b-1 Plan, the selection and nomination of those Directors who are not "interested" persons of the Funds must be committed to the discretion of the Qualified Directors. The Rule 12b-1 Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of each Fund's outstanding voting shares or by each Fund's Directors and (b) by the vote of a majority of the Qualified Directors.

         Provided that the Rule 12b-1 Plan continues in effect, any cumulative expenses incurred by the Distributor on or after __________, 1995, but not yet reimbursed by the Funds, may be reimbursed through future distribution fees from the Funds. If the Rule 12b-1 Plan is terminated or discontinued in accordance with its terms, the obligation of the Funds to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Funds will not be required to make any payments past the date the Rule 12b-1 Plan is terminated.


                             DESCRIPTION OF THE FUND

Organization and Description of Shares


         LM Capital Investments, Inc. was incorporated under the laws of the State of Maryland on January 21, 1994. A copy of the Fund's Charter is on file with the Maryland State Department of Assesments and Taxation. The Charter authorizes the Board of Directors to issue an aggregate one billion shares of which 200,000,000 shares represent interests in the Access Fund of which..., of which... . The Fund's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Fund into one or more additional series or classes.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and
(ii) when the Directors have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Directors unless and until such time as less than a majority of the Directors have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. In addition, Directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund or by vote of the holders of two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Directors shall continue to hold office and may appoint their successors.


                              FINANCIAL STATEMENTS

         Shareholders will receive reports semi-annually showing the investments of the Funds and other information. In addition, shareholders will receive annual financial statements audited by the Funds' independent accountants.

                                   APPENDIX A

         Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.
Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B is regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. Commercial paper rated D represents an issue either in default or expected to be in default upon maturity.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition nay be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the-requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

Corporate Debt Ratings

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Ca are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P)

AAA: Debt rated AAA has the highest rating assigned by the S & P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only to a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of debt service payments are jeopardized.

Note: Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa, A or Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Preferred Stock Ratings

         The following summarizes the three highest ratings used by Moody's for preferred stock:

                  "aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

                  "aa" An issue which is rated "aa" is considered a highgrade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

                  "a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

                  The following summarizes the three highest ratings used by S & P for preferred stock:

                  "AAA" This is the highest rating that may be assigned by S & P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

                  "AA" A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

                  "A" An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

                 (a)       Financial statements.

                           In Part A:

                                    None

                           In Part B:

                                    To be filed at a later date.

                           In Part C:

                                    None.

                 (b)       Exhibits

                  1. Amended Articles of Incorporation were included in the initial Registration Statement filed on April 20,1995.

                  2. By-laws of Registrant were included in the initial Registration Statement filed on April 20,1995.

                  3.       None.

                  4.       To be filed at a later date.

                  5.  (a)(i)      To be filed at a later date.

                      (a)(ii)     To be filed at a later date.

                      (a)(iii)      To be filed at a later date.

                  6.  (a)(i)      To be filed at a later date.

                      (a)(ii)     To be filed at a later date.

                      (a)(iii)    To be filed at a later date.

                  7.              None.

                  8.              To be filed at a later date.

                  9.  (a)         To be filed at a later date.

                      (b)         To be filed at a later date.

                      (c)         To be filed at a later date.

                  10.             To be filed at a later date.

                  11. (a)  Consent of Kramer, Levin, Naftalis, Nessen, Kamin
                           & Frankel, Counsel for the Registrant is filed herewith.

                      (b)         To be filed at a later date.

                  12.             None.

                  13.             To be filed at a later date.

                  14.             None.

                  15. (a)(i)      To be filed at a later date.

                      (a)(ii)     To be filed at a later date.

                      (a)(iii)    To be filed at a later date.

                  16.      To be filed at a later date.






ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.


ITEM 26.          NUMBER OF HOLDERS OF SECURITIES

                         Title of Class; Shares        Number of Record Holders
                           ($0.001 par value)             as of March 1, 1996

                   LM Capital Access Fund                             0

                   LM Capital True Value Fund                         0

                   LM Capital International Fund                      0


ITEM 27.          INDEMNIFICATION

                  (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its Stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  (2) The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

                  (3) No provision of this Article shall be effective (i) to require a waiver of compliance with any provision of the Securities Act of 1933, or of the Investment Company Act of 1940, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  (4) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No amendment to the Articles of Incorporation of the corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  LM Capital Corporation provides management services to the Registrant and its series. Lawrence W. Leighton, Senior Vice President and Managing Director, was formerly through August 1994 the President and CEO of UI USA, Inc., an investment manager. Mark M. King, Vice President, was formerly through September 1994 the Vice President of Industrial Services Technologies, Inc., an investment holding corporation. Wayne Garnes, Vice President, was formerly through September 1993 Associate Director of the Financial Institution Group of Standard & Poor's.


ITEM 29.          Principal Underwriters

                  (a)      not applicable

                  (b) The following information is furnished with respect to the officers and directors of LM Capital Securities, Inc., Registrant's principal underwriter:


Name and Principal             Position and Offices with    Position and Offices
Business Address               Principal Underwriter           with Registrant

Leslie M. Corley               Chief Executive Officer      President
433 Plaza Road, Suite 365
Boca Raton, Florida  33432


Ricardo Corley                 Chief Financial Officer      Treasurer
433 Plaza Road, Suite 365
Boca Raton, Florida  33432



                  (c)      not applicable


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                  The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Forum Financial Services, Inc., 61 Broadway, Suite 2770, New York, NY 10006.


ITEM 31.          MANAGEMENT SERVICES

                  Not applicable.


ITEM 32.          UNDERTAKINGS

                  (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                  (2) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of registrant's 1933 Act registration statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 4th day of March, 1996.

                          LM CAPITAL INVESTMENTS, INC.


                            By: /s/ Leslie M. Corley
                                --------------------
                                    Leslie M. Corley
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  Signature                 Title             Date
                  ---------                 -----             ----

/s/ Ricardo Corley                     Treasurer         March 4, 1996
--------------------------------                         -----------------------
         Ricardo Corley


/s/ J. Bruce Llewellyn                 Director          March 4, 1996
--------------------------------                         -----------------------
         J. Bruce Llewellyn


/s/ Leslie M. Edwards                  Director          March 4, 1996
--------------------------------                         -----------------------
         Leslie M. Edwards


/s/ John Hall                          Director           March 4, 1996
--------------------------------                          ----------------------
         John Hall

                                  EXHIBIT INDEX

Exhibit 11(a) Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, Counsel for the Registrant